Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - Trade receivables - Financial assets at amortised cost - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Credit risk for trade receivables
Financial assets	€ 2,849	€ 3,328
Gross carrying amount
Credit risk for trade receivables
Financial assets	3,614	4,513
Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(765)	(1,185)
Current
Credit risk for trade receivables
Financial assets	2,147	2,398
Current | Gross carrying amount
Credit risk for trade receivables
Financial assets	2,199	2,465
Current | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(52)	(67)
30 days or less
Credit risk for trade receivables
Financial assets	291	535
30 days or less | Gross carrying amount
Credit risk for trade receivables
Financial assets	347	599
30 days or less | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(56)	(64)
Between 31 and 60 days
Credit risk for trade receivables
Financial assets	96	113
Between 31 and 60 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	122	163
Between 31 and 60 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(26)	(50)
Between 61 and 180 days
Credit risk for trade receivables
Financial assets	197	156
Between 61 and 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	308	329
Between 61 and 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(111)	(173)
Greater than 180 days
Credit risk for trade receivables
Financial assets	118	126
Greater than 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	638	957
Greater than 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	€ (520)	€ (831)